Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 8,804	$ 200
Cost of revenue:
Cost of revenue	7,203	417
Provision for contract losses	6,485
Total cost of revenue	13,688	417
Gross loss	(4,884)	(217)
Operating expenses:
Selling, general, and administrative	30,386	3,713
Research and development	13,478	3,583
Total operating expenses	43,864	7,296
Operating loss	(48,748)	(7,513)
Interest income (expense), net	634	(3)
SAFE Instruments remeasurement	(86,907)
Warrant remeasurement	(6,651)	(7)
Other (expense) income, net	(517)	86
Net loss before taxes	(142,189)	(7,437)
Provision for income taxes	(2)
Net loss	(142,191)	(7,437)
Other comprehensive loss, net of taxes
Unrealized losses on available-for-sale securities	(17)
Cumulative translation adjustment	13
Total comprehensive loss	$ (142,195)	$ (7,437)
Loss per share
Loss per share – Basic and Diluted (in Dollars per share)	$ (11.88)	$ (0.93)
Weighted average number of shares outstanding – Basic and Diluted (in Shares)	11,970,550	7,978,512